As filed with the Securities and Exchange Commission on May 1, 1997
                                                       Registration No. 33-7190
                                       Investment Company Act File No. 811-4750

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|


                       Post-Effective Amendment No. 21 |X|

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 |X|

                              Amendment No. 24 |X|

                         FENIMORE ASSET MANAGEMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

          111 North Grand Street, P.O. Box 399, Cobleskill, N.Y. 12043
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 453-4392

                             Allan S. Mostoff, Esq.
                             Dechert Price & Rhoads
                               1500 K Street, N.W.
                             Washington, D.C. 20005
                     (Name and Address of Agent for Service)

                                   Copies to:

                                Thomas O. Putnam
                             118 North Grand Street
                             Cobleskill, N.Y. 12043


It is proposed that this filing will become effective on May 1, 1997 pursuant to paragraph (b) of Rule 485.

------------------

* Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed the notice required by Rule 24f-2 with respect to its fiscal year ended December 31, 1996 on February 24, 1997.


                          CROSS REFERENCE SHEET
                         REQUIRED BY RULE 495 UNDER THE
                             SECURITIES ACT OF 1933


                         FENIMORE ASSET MANAGEMENT TRUST


         This filing  relates to FAM Value Fund and FAM Equity  Income Fund (the
"Funds")  each of  which  are  separate  investment  series  of  Fenimore  Asset
Management  Trust (the  "Trust") and contains the  Prospectus  and  Statement of
Additional Information relating to the Funds.


                           Items Required by Form N-1A
                           ---------------------------

Item Number in Part A                             Prospectus Caption
---------------------                             --------------------
1.   Cover Page.................................. Cover Page

2.   Synopsis.................................... Fund Expenses

3.   Condensed Financial
       Information............................... Selected Financial Information

4.   General Description of
       Registrant................................ General Information and
                                                  Capital; Investment
                                                  Objective and Investment
                                                  Policies

5.   Management of the Fund...................... General Information and
                                                  Capital; Investment Objective
                                                  and Investment Policies;
                                                  Investment Advisor

5A.  Management's Discussion of
       Fund Performance.......................... Included in the Annual Report
                                                   of the Registrant
6.   Capital Stock and Other
       Securities................................ How to Purchase Shares;
                                                  Redemption of Shares; Federal
                                                  Income Tax Status of Fund

7.   Purchase of Securities
       Being Offered............................. How to Purchase Shares;
                                                  Purchases Through Selected
                                                  Dealers

8.   Redemption or Repurchase.................... Redemption of Shares

9.   Pending Legal Proceedings................... Inapplicable





Item Number in Part B                             Statement of Additional
---------------------                             Information Caption
                                                  -----------------------

10.  Cover Page.................................. Cover Page

11.  Table of Contents........................... Table of Contents

12.  General Information and
       History................................... Investment Objective and
                                                  Policies

13.  Investment Objectives and
       Policies.................................. Investment Objective and
                                                  Policies

14.  Management of the Fund...................... History and Background of
                                                  Investment Advisor

15.  Control Persons and Principal
       Holders of Securities..................... Board of Trustees and Officers

16.  Investment Advisory and other
       Services.................................. History and Background of
                                                  Investment Advisor

17.  Brokerage Allocation........................ Brokerage Allocations

18.  Capital Stock and Other
       Securities................................ See Prospectus - General
                                                  Information and Capital

19.  Purchase, Redemption and
       Pricing of Securities
       Being Offered............................. Purchase of Shares; Redemption
                                                  of Shares

20.  Tax Status.................................. Federal Tax Status

21.  Underwriters................................ Inapplicable

22.  Calculations of Performance
       Data...................................... Performance Information

23.  Financial Statements........................ Financial Statements



                                    FAM FUNDS
 ------------------------------------------------------------------------------

        111 North Grand Street, P.O. Box 399, Cobleskill, New York, 12043
                         Telephone Number (800) 932-3271


                           A "FAM"ILY OF NO-LOAD FUNDS


                                   May 1, 1997


FAM FUNDS, ['FAM'], a family of no-load mutual funds, currently offers two diversified open end, no-load mutual funds. As no-load funds, shares purchased directly from FAM are not subject to sales charges, commissions, or any deferred sales charges, and there are no 12b-1 service or distribution fees.

This prospectus describes FAM Value Fund and FAM Equity-Income Fund. It is the objective of the Value Fund to maximize long term total return on capital. FAM Equity-Income has an objective to provide current income as well as long term capital appreciation by investing primarily (at least 65% of total assets) in income-producing equity securities. The Funds seek to achieve their objectives through a "value approach" to common stock selection. The investment manager of FAM Funds is Fenimore Asset Management, Inc.

Each Fund is a separate investment series of Fenimore Asset Management Trust which is registered with the Securities and Exchange Commission ("SEC") as an open-end investment management company. This Prospectus has been designed to provide you with concise information that an investor should know about the Funds before investing. Please read the information carefully and retain this document for future reference.

A Statement of Additional Information for the Funds, dated this same date, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy is available without charge at the address and telephone number shown above.

The shares offered by this Prospectus are not deposits or obligations of, or insured, guaranteed, or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person. The purchase of any Fund shares involves investment risks, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
Investment Advisor:
Fenimore Asset Management, Inc.
118 North Grand Street
Cobleskill, New York   12043

                                TABLE OF CONTENTS
-------------------------------------------------------------------------------


                                                                          Page
-------------------------------------------------------------------------------

Expense Information......................................................... 3
Selected Financial Information.............................................. 4
Investment Objective........................................................ 6
Investment Philosophy....................................................... 6
Investment Advisor.......................................................... 7
Investment Policies......................................................... 8
Risk Factors and Special Considerations..................................... 9
How to Purchase Shares...................................................... 9
Fund Purchases and Trade Date............................................... 9
Account Minimums........................................................... 10
Net Asset Value............................................................ 10
Wire Instructions.......................................................... 11
IRA and Retirement Accounts................................................ 11
Purchases Through Selected Dealers......................................... 12
Redemption of Shares....................................................... 12
Shareholder services....................................................... 13
FAMVest Automatic Investment Plan.......................................... 13
Telephone Numbers.......................................................... 13
Fund Statements and Reports................................................ 13
Systematic Withdrawal Plan................................................. 13
Fund Policies.............................................................. 14
Signature Guarantees....................................................... 14
Address Changes............................................................ 14
Distribution Options....................................................... 14
Transferring Ownership of Shares........................................... 15
Backup Withholding Instructions............................................ 15
Performance Information.................................................... 15
Federal Income Tax Status of the Funds..................................... 16
General Information and Capital............................................ 16
Fund Auditors.............................................................. 16
Distributor and Transfer Agent............................................. 16
Shareholder Servicing Agent................................................ 17
Broker Allocations......................................................... 17

                               EXPENSE INFORMATION

The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                                                 FAM VALUE      FAM EQUITY-
SHAREHOLDER TRANSACTION EXPENSES                   FUND         INCOME FUND
-------------------------------------------------------------------------------

Sales Load Imposed on Purchases                     None           None
Sales Load Imposed on Reinvestment of Dividends     None           None
Exchange Fees                                       None           None
Redemption Fees                                     None*          None*
Deferred Sales Load                                 None           None
-------------------------------------------------------------------------------

* The Funds' custodian bank imposes an $8 wire redemption fee on shareholders who request a wire redemption from the Funds.



Annual Fund Operating Expenses are paid out of each Fund's assets and may include fees for investment management services, maintenance of shareholder accounts, shareholder servicing, accounting, and other services.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                      Management Fee     12b-1 Fees    Other Expenses        Total Expenses
-------------------------------------------------------------------------------------------------------------------
FAM Value Fund                            1.0%             None             .27%                   1.27%
FAM Equity-Income Fund                    1.0%             None             .50%                   1.50% (1)
-------------------------------------------------------------------------------------------------------------------


(1) The Fund's investment advisor has voluntarily agreed to temporarily limit the total operating expenses of the FAM Equity-Income Fund to 1.5% of its average daily net assets for its current fiscal year. Without this voluntary expense limitation, the total operating expenses for FAM Equity-Income Fund would have been 5.04% for the period ended December 31,1996. After December 31, 1997, this expense limitation may be terminated, continued, or modified by the Advisor in its sole discretion.



                                     EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5%
annual return and (2) redemption at the end of each time period.
-------------------------------------------------------------------------------------------------------------------
                                     1 Year  3 Years   5 Years   10 Years
------------------------------------------------------------------------------------------------------------------
FAM Value Fund                         $13     $40        $70       $153
FAM Equity-Income Fund                 $15     $47        $82       $179


This example should not be considered a representation of past or future expenses or performance. Actual expenses and performance may be greater or lesser than those shown.

                                 FAM VALUE FUND
                         SELECTED FINANCIAL INFORMATION
                         -------------------------------

The following table of selected financial information for the years ended December 31, 1996, 1995, 1994, 1993 and 1992 have been audited by McGladrey & Pullen, LLP, independent certified public accountants, whose report thereon, which is incorporated by reference, appears in the Fund's Annual Report to Shareholders. The information for periods prior to January 1, 1992, was audited by other independent certified public accountants.

(For a share outstanding throughout
  the year)                               1996     1995     1994     1993    1992     1991     1990     1989    1988     1987
                                          ----     ----     ----     ----    ----     ----     ----     ----    ----     ----

Net asset value, beginning of year........$24.58  $21.04   $20.40  $20.50   $16.87   $12.06   $12.85   $10.78   $8.14    $9.97
                                           -----   -----    -----   -----    -----    -----    -----    -----    ----     ----
Income from investment operations:
Net investment income.....................  0.18    0.21     0.12    0.09     0.10     0.08     0.08     0.08    0.29     0.07
Net realized and unrealized gain (loss)
 on investments...........................  2.58    3.94     1.27   (0.05)    4.11     5.63    (0.77)    2.11    2.60    (1.78)
                                            ----    ----     -----   ----     ----     ----     ----     ----    ----     ----
Total from investment operations..........  2.76    4.15     1.39    0.04     4.21     5.71    (0.69)    2.19    2.89    (1.71)
                                            ----    ----     ----    ----     ----     ----     ----     ----    ----     ----

Less distributions:
Dividends from net investment income...... (0.18)  (0.21)   (0.12)  (0.09)   (0.10)   (0.08)   (0.08)   (0.06)  (0.25)   (0.10)
Distributions from net realized gains..... (0.63)  (0.40)   (0.63)  (0.05)   (0.48)   (0.82)   (0.02)   (0.06)   0.00    (0.02)
                                            ----    ----     ----    ----     ----     ----     ----     ----    ----     ----

Total distributions....................... (0.81)  (0.61)   (0.75)  (0.14)   (0.58)   (0.90)   (0.10)   (0.12)  (0.25)   (0.12)
                                            ----    ----     ----    ----     ----     ----     ----     ----    ----     ----
Change in net asset value for the year....  1.95    3.54     0.64   (0.10)    3.63     4.81    (0.79)    2.07    2.64    (1.83)
                                            ----    ----     ----    ----     ----     ----     ----     ----    ----     ----
Net asset value, end of year..............$26.53  $24.58   $21.04  $20.40   $20.50   $16.87   $12.06   $12.85  $10.78    $8.14
                                           =====   =====    =====   =====    =====    =====    =====    =====   =====     ====

Total Return ............................. 11.23%  19.71%    6.82%   0.21%   25.08%   47.63%   -5.36%   20.32%  35.50%  -17.40%

Ratios/supplemental data
Net assets, end of year (000)........   $253,378 $267,158 $210,579 $220,138 $44,694  $13,973  $6,449   $4,665  $2,028   $1,172
Ratios to average net assets of:
         Expenses.........................  1.27%  1.25%     1.39%   1.39%    1.50%    1.49%    1.53%    1.51%   1.48%    1.54%
         Net investment income............  0.64%  0.92%     0.58%   0.57%    0.81%    0.66%    0.72%    0.56%   2.89%    1.47%

Portfolio turnover rate................... 12.48%  9.67%     2.15%   4.83%    9.84%   13.56%    9.19%   14.97%  12.40%   16.23%
Average commission rate paid
(per share)*.............................. $0.0497

* For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average cimmission rate paid per share for security trades on which commissions are charged.


                         ------------------------------
                             FAM EQUITY-INCOME FUND
                         SELECTED FINANCIAL INFORMATION

The following table of selected financial information for the period April 1,
1996 (inception) to December 31, 1996 has been audited by McGladrey & Pullen,
LLP, independent certified public accountants, whose report thereon, which is incorporated by reference, appears in the Fund's Annual Report to Shareholders.
-------------------------------------------------------------------------------
Per Share Information                                          April 1, 1996
(For a share outstanding                                       (inception) to
throughout the period)                                        December 31, 1996
-------------------------------------------------------------------------------

Net asset value, beginning of period . . . . . . . . . . . . . .  $10.00
                                                                   -----
Income from investment operations:
Net investment income. . . . . . . . . . . . . . . . . . . . . .    0.19
Net realized and unrealized gain
  on investments . . . . . . . . . . . . . . . . . . . . . . . .    0.99
                                                                    ----
Total from investment operations . . . . . . . . . . . . . . . .    1.18
                                                                    ----
Less distributions:
Dividends from net investment income . . . . . . . . . . . . . .    0.19
                                                                    ----
Change in net asset value for the period . . . . . . . . . . . .    0.99
                                                                    ----
Net asset value, end of period . . . . . . . . . . . . . . . . .  $10.99
                                                                   =====
Total Return*. . . . . . . . . . . . . . . . . . . . . . . . . .   15.90%

Ratios/supplemental data
Net assets, end of period (000). . . . . . . . . . . . . . . . .  $2,539

Ratios to average net assets of:
  Expenses, total  . . . . . . . . . . . . . . . . . . . . . . .    5.04%
  Expenses, net of fees waived and
     expenses assumed by advisor . . . . . . . . . . . . . . . .    1.50%
  Net investment income  . . . . . . . . . . . . . . . . . . . .    3.05%

Portfolio turnover rate  . . . . . . . . . . . . . . . . . . . .       0
Average commission rate paid (per share) . . . . . . . . . . . . $0.0460

*Annualized.

                             ----------------------
                              INVESTMENT OBJECTIVES

FAM offers two mutual funds with distinctly different investment objectives. The Funds seek to achieve their objective through a "value approach" to common stock selection. Under normal market conditions, each Fund is expected to be fully invested in common stocks and securities that are convertible into common stocks.

FAM VALUE FUND has an investment objective to maximize long term total return on capital. To achieve this objective the Fund intends to seek both appreciation and to a lesser degree dividend income, which constitute the two principal components of a common stock investment return. This investment may be an appropriate investment vehicle for a long term shareholder whose focus is capital appreciation.

FAM EQUITY-INCOME has an investment objective of providing current income as well as long term capital appreciation for its shareholders by investing primarily (at least 65% of its total assets) in income-producing equity securities. This Fund may be an appropriate investment for shareholders who primarily seek capital appreciation where income is an additional consideration.

The investment objective of each Fund is a fundamental policy and, as such, may not be changed without a vote of majority of each Fund's shareholders. The investment manager to both Funds is Fenimore Asset Management, Inc.

                            ------------------------
                              INVESTMENT PHILOSOPHY

FAM's investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace. Utilizing basic Graham and Dodd investment principles, FAM is categorized as a bottom-up value manager and strives to select companies that have reasonable long term growth expectations.

FAM's fundamental investment philosophy is based upon the four following tenets:


GOOD BUSINESSES

         FAM searches for businesses that are understandable, highly profitable, and are part of industry groups that can be fairly evaluated.

FINANCIALLY STRONG COMPANIES

         FAM uses many criteria to determine the true business worth of a company, including cash flow and balance sheet analysis. Specifically, FAM will be seeking to invest Fund assets in companies that may have some or all of the following characteristics: high returns on capital, low debt structures, strong working capital positions, and a high level of insider ownership.

UNDERVALUED OPPORTUNITIES

         FAM employs a "value approach" in making its common stock selections when it manages each Fund's assets. This approach is based upon FAM's belief that at any given point in time the securities of some companies sell at a discount from their true business worth. Factors considered include the company's current earnings and FAM's opinion as to its future earnings potential. After identifying a company whose securities are determined by FAM to have a favorable price-to-value relationship, FAM plans to invest the Fund's assets in such securities and to hold them until their intrinsic value becomes fully reflected in the market price of such securities.

ABLE MANAGEMENT TEAMS

         Some of the securities in which FAM invests are issued by companies which may not be well known to the general public or have strong institutional ownership or recognition. Before purchasing these securities FAM places considerable emphasis upon evaluating management's ability through personal conversations and/or meetings with corporate officers. Such conversations and/or meetings are extensive and continue throughout FAM's interest in the company and its securities. FAM also examines the amount of stock owned by insiders, including members of management.

In addition to the above tenets, FAM Equity-Income Fund employs the following principle:

DIVIDEND YIELD AND STABILITY

         Recognizing that current income is important to shareholders, the Fund seeks out common stocks, preferred stocks, or other investments convertible into common stock, that provide reasonable income. FAM analyzes the historical dividend payout ratios of such securities, the growth of such ratios, and future potential dividends.

         Over time, dividend income has proven to be an important component of total return. Also, dividend income tends to be a more stable source of total return than capital appreciation. While the price of a company's common stock can be significantly affected by market fluctuations and other short term factors, its dividend payments usually have greater stability. For this reason, securities which pay a high level of dividend income are generally less volatile in price than securities which pay a low level of dividend income.

         Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or even several of the above characteristics.

FAM'S INVESTMENT APPROACH REQUIRES PATIENCE ON THE PART OF THE INVESTOR DUE TO ITS INVESTMENT PHILOSOPHY WHICH IS LONG TERM IN NATURE. EACH FUND IS AN APPROPRIATE INVESTMENT FOR THOSE WHOSE GOAL IS TO CAPITALIZE ON SHORT TERM MARKET FLUCTUATIONS OR IF SHORT TERM MARKET CORRECTIONS WOULD CAUSE YOU TO SELL YOUR SHARES.

                              -------------------
                               INVESTMENT ADVISOR

FAM Funds retain Fenimore Asset Management, Inc., ("Fenimore"), a New York corporation majority-owned by Mr. Thomas O. Putnam, as its Investment Advisor under an annual contract. Fenimore has been continuously offering investment advisory and consulting services under contract since 1975 to individuals, pension, profit sharing, IRA and Keogh plans, corporations, and non-profit organizations generally located in a service area that includes the continental United States. Mr. Putnam, Fenimore's principal investment professional, was born in 1944, has been actively employed as an investment advisor since 1974, and holds responsibilities for Fenimore's investment management and research activities. Mr. Putnam is the sole shareholder of FAM Shareholder Services, Inc., FAM's shareholder servicing agent. Mr. Putnam co-manages both FAM VALUE FUND and FAM EQUITY-INCOME FUND. Diane C. Van Buren, co-manager of FAM VALUE FUND, is employed by the Fund's advisor as Investment Management Associate. She has been actively involved in investment and portfolio management and research activities since 1980. Paul C. Hogan, CFA, co-manager of FAM EQUITY-INCOME, is also employed by the Fund's advisor as Investment Research Analyst. He has been actively involved in investment research activities since 1991. Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients.

Mr. Putnam, as principal officer of Fenimore, serves as President and Chairman of the Board of Trustees of Fenimore Asset Management Trust. Under the terms of the investment advisory contract, Fenimore receives a monthly fee from each Fund equal to 1% per annum of the average daily market value of its net assets. The rate is consistent with that being charged by Fenimore to manage its other client accounts, but is higher than the fee charged by most investment companies. The fee has also been established in recognition that the advisor has agreed to assume certain expenses, including all distribution expenses of the Funds.

FAM Funds and the Advisor have jointly adopted a Code of Ethics which places certain express restrictions on the personal trading practices of personnel of both the FAM Funds and the Advisor. This Code of Ethics complies in all material respects with the recommendations set forth in the 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute. In addition, FAM Funds and the Advisor have developed procedures that provide for the administration and enforcement of the Code through the continuous monitoring of personal trading practices.

                               -------------------
                               INVESTMENT POLICIES

Under normal market conditions each Fund will attempt to remain fully invested in common stocks and securities that are convertible into common sticks, such as convertible bonds and convertible preferred stocks. To the extent the Funds invest in convertible securities, the Funds will only acquire convertible issues having an S&P rating of A or better. For temporary defensive purposes, the Funds may also invest all of their assets in fixed-income securities. Generally, each Fund only intends to invest in fixed-income securities when, in the opinion of Fenimore, common stocks possess higher risks than are commensurate with the potential rewards anticipated and fixed-income securities present a viable alternative. Such fixed-income securities may include some or all of the following:

         (1) U.S. Treasury notes, bonds or bills, which carry the full faith and credit of the U.S. government;

         (2)   securities issued by any of the agencies of the U.S.
               Government, such as the Federal National Mortgage Association and the Federal Home Loan Bank Board;

         (3 deposits in or certificates issued by any member bank of the Federal Reserve System; and

         (4) corporate bonds or notes of issuing companies that FAM has analyzed and believes to be financially sound, with such issues being either high grade (i.e., ranked within the top three rating categories by one or more of the recognized credit rating agencies), or non-rated and issued by companies that FAM has analyzed and believes to be equivalent.

FAM may also invest in those regulated investment companies commonly referred to as "money market funds," which restrict themselves to investments in similar quality short term fixed securities, primarily U.S. Treasury and government agency securities. Purchases of such money market funds will be limited to 10% of each Fund's assets at market, with investment in any single fund not to exceed 5% of either Fund's assets at any one time. As a result of the Funds' investing in such money market funds, shareholders of each Fund will bear not only their proportionate share of the operating and investment advisory expenses of their respective Fund, but they will also indirectly bear similar expenses of the underlying money market funds during the period in which their Fund is invested in such funds.

FAM Equity-Income Fund has an objective to provide current income as well as long term capital appreciation. For this reason, the Fund may invest up to 35% of its total assets in fixed-income securities. The Fund may also invest in the common stocks of real estate investment trusts. Real estate investment trusts may include equity real estate investment trusts, which generally invest in commercial real estate properties, and mortgage real estate investment trusts, which generally invest in real estate related loans. Equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trust, while mortgage real estate investment trusts may be affected by the quality of credit extended.

                     --------------------------------------
                     RISK FACTORS AND SPECIAL CONSIDERATIONS

Under normal market conditions, each fund is expected to be fully invested in common stocks and securities that are convertible into common stocks. Accordingly, an investment in the FAM Funds is subject to the type of market risk that is generally associated with equity investments. The value of the Funds' investments may be affected by changes in the value of the overall stock market such that the value of your investment upon redemption may be more or less than the initial amount invested. In addition, investors should be aware that there can be no assurance that the Funds will fulfill their investment objective.

                             -----------------------
                             HOW TO PURCHASE SHARES


FUND PURCHASES AND TRADE DATE

To establish an account, complete and sign the appropriate application and mail it, along with your check to FAM Funds, P.O. Box 399, Cobleskill, NY 12043. Checks should be made payable to the appropriate fund. Please be sure to provide your Social Security or taxpayer identification number. Cash will not be accepted. Any applications received not following the above guidelines will be returned.

The date on which your purchase is credited is your trade date. For purchases made by check or Federal Funds wire and received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) the trade date is the date of receipt. For purchases received after the close of regular trading on the Exchange the trade date is the next business day. Shares are purchased at the Net Asset Value ("NAV") determined on your trade date.

FAM reserves the right to reject purchase applications or to terminate the offering of shares made by this Prospectus if, in the opinion of the Board of Trustees, such termination and/or rejection would be in the best interest of existing shareholders. In the event that your check does not clear, your order(s) will be canceled and you may be liable for losses or fees incurred, or both. FAM has a policy of waiving the minimum initial investment for Fund trustees, and employees and affiliated persons (including family members) of the Advisor.

All applications to purchase Fund shares are subject to acceptance by FAM and are not binding until so accepted. FAM does not accept telephone orders for the purchase of shares, and it reserves the right to reject applications in whole or in part.

ACCOUNT MINIMUMS

To begin an investment in the FAM Funds the following minimum initial investments must be met. All subsequent investments to an existing account require a minimum of $50.


                                                       FAM Value Fund       FAM Equity-Income Fund*
-------------------------------------------------------------------------------------------------------------------

To open a new account                                       $2,000                 $10,000
To open a new retirement account
      {IRA, SEP, or 403(b)(7)}                              $  100                  $2,000
To open a Uniform Transfer to Minors (UTMA) or
      Uniform Gift to Minors (UGMA) account             $  500                 $10,000
To open a new account with FAMVest**                        $  500                 $10,000
-------------------------------------------------------------------------------------------------------------------

   *Due to the investment objective of FAM Equity-Income Fund, minimum investments in this Fund are higher than those of FAM Value Fund.

  **FAMVest is FAM Fund's Automatic Investment Plan which requires the systematic addition of at least $50 per month, as described below. Please refer to "Redemption of Shares" on page ___.

NET ASSET VALUE

The Net Asset Value ("NAV") is calculated each day at the close of regular trading on the New York Stock Exchange and on such other days as there is sufficient trading in the Funds' portfolio of securities to materially affect its NAV per share. Securities in the Funds' portfolio will ordinarily be valued based upon market quotes. If quotations are not available, securities or other assets will be valued by a method which the Board of Trustees believes most accurately reflects fair value. The NAV per share is determined at each calculation by dividing the total market value of all assets, cash and securities held, less liabilities, if any, by the total number of shares outstanding that day.

WIRE INSTRUCTIONS

If you wish to wire funds to establish a new account, please use the following instructions. Investors establishing new accounts by wire should first forward their completed Account Application to FAM Funds stating that the account will be established by wire transfer and the expected date and amount of the transfer. Further information regarding wire transfers is available by calling
(800) 932-3271. FAM must have receipt of a wire transfer no later than 4:00 P.M. in order for the purchase to be made that same business day.

FAM VALUE FUND:                              FAM EQUITY-INCOME FUND:
--------------------------------------------------------------------------------
Key Bank of New York                         Key Bank of New York
ABA #021300077                               ABA #021300077
For further credit to                        For further credit to
  account #32531 000 6565                    account #32531 001 8610
FAM Value Fund                               FAM Equity-Income Fund
Fund Investment for: (Name and/or            Fund Investment for: (Name and/or
  Account Number)                            Account Number)

If you wish to wire funds to an existing account, please use the same instructions listed above.


IRA AND RETIREMENT ACCOUNTS

An individual having earned income and her or his spouse may each have one or more Individual Retirement Accounts, or "IRAs", the number and amounts limited only by the maximum allowed contribution per year. Existing IRA accounts may be rolled over or transferred at any time into a new IRA account, which may be invested in Fund shares. Chase Manhattan Bank, N.A., is empowered and agrees to act as custodian of shares purchased. Monies deposited into an IRA account may be invested in shares of one of the Funds upon the filing of the appropriate forms. Forms establishing IRAs, SEP- IRAs, and 403(b)(7) plans are available by calling FAM Funds at (800) 932-3271. The annual maintenance fee for IRAs and other retirement accounts is $15. Should an investor choose to invest in both Funds, only one annual maintenance fee will be charged. Investors are urged to consult with a tax advisor in connection with the establishment of retirement plans.

Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in FAM Fund shares. However, the qualification and certification of such plans must first be prearranged by the investor's own tax specialists who would assist and oversee all plan compliance requirements. Although FAM endeavors to provide assistance to those investors interested in such plans, it neither offers nor possesses the necessary professional skills or knowledge regarding the establishment or compliance maintenance of retirement plans. Therefore, it is recommended that professional counsel be retained by the investor before investing such monies in shares of FAM Funds.

No signature guarantee is required if a shareholder elects to transfer an IRA, SEP IRA, or 403(b)(7) plan to another custodian or in the event of a mandatory distribution.

PURCHASES THROUGH SELECTED DEALERS

Certain Selected Dealers may effect transactions of the FAM Funds. FAM may accept orders from broker-dealers who have been previously approved by the Funds. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Funds. Although there is no sales charge levied directly by the Funds, broker-dealers may charge the investor a transaction-based fee for their services at either the time of purchase or the time of redemption. Such charges may vary amongst broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the FAM Funds or the Advisor. The Advisor may make payments to such companies out of its own resources to compensate these companies for certain administrative services provided in connection with the Funds. Shareholders who wish to transact through a broker-dealer should contact FAM at (800) 932-3271 for further information.


                              REDEMPTION OF SHARES

Shareholders wishing to redeem shares may tender them to FAM any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail or by hand to the Funds, 111 North Grand Street, P.O. Box 399, Cobleskill, NY 12043. FAM offers no telephone redemptions.

DEFINITION OF GOOD ORDER: Good order means that the written redemption request must include the following:

1.   The Fund account number, name, and Social Security or Tax I.D. number.
2.   The amount of the transaction (specified in dollars or shares).
3.   Signatures of all owners exactly as they are registered on the account.
4. Signature guarantees are required if the value of shares being redeemed exceeds $25,000; or if payment is to be sent to an address other than the address of record; or if payment is to be made payable to a payee other than the shareholder; or if there has been an address change in the last 30 days.
5. Certificates, if any are held, signed and containing a proper signature guarantee.
6. Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

Shareholders requesting redemption proceeds to be wired from FAM will incur a $8 wire fee charged by the Funds' custodian.

Shareholders may sell all or any portion of their shares on any such business day that NAV is calculated. Such shares will be redeemed by FAM at the next such calculation after such redemption request is received and accepted by FAM. When a redemption occurs shortly after a recent purchase made by check, FAM Funds may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days or more. IF YOU ANTICIPATE REDEMPTIONS SOON AFTER YOU PURCHASE YOUR SHARES, YOU ARE ADVISED TO WIRE FUNDS TO AVOID DELAY.

FAM reserves the right, however, to withhold payment up to seven (7) days if necessary to protect the interests and assets of the Funds and their shareholders. In the event the New York Stock Exchange is closed for any reason other than normal weekend or holiday closing or if trading on that exchange is restricted for any reason, or in the event of any emergency circumstances as determined by the Securities and Exchange Commission, the Board of Trustees shall have the authority and may suspend redemptions or postpone payment dates accordingly.

Redemption of shares, whether it be a normal voluntary redemption or an involuntary redemption, may result in the shareholder realizing a taxable capital gain or loss.

                              ---------------------
                              SHAREHOLDER SERVICES


FAMVEST
AUTOMATIC INVESTMENT PLAN

FAM Funds offers FAMVest, an automatic investment plan whereby authorization is granted and instructions are provided to charge the regular bank checking account of a shareholder on a regular basis to provide systematic additions to the shareholder's account. The bank at which the shareholder checking account is maintained must be a member of the Automated Clearing House (ACH). While there is no charge to shareholders for this service, a charge of $10.00 may be deducted from a shareholder's Fund account in case of returned items. NOTE:
Individual Retirement Account ("IRA") contributions made through FAMVest are assumed to be current year contributions. A shareholder's FAMVest may be terminated at any time without charge or penalty by the shareholder or the Fund.

TOLL-FREE TELEPHONE NUMBERS
AND AUTO-ACCESS LINE

For your convenience, FAM Funds offers two toll-free numbers.

          LIVE LINE                 (800) 932-3271

For shareholders who prefer the "human" touch, our live line is answered personally by an associate ready to assist you with your call. Our hours of operation are Monday through Friday 8:30 a.m. to 5:00 p.m. Eastern Standard time.


          AUTO-ACCESS LINE          (800) 453-4392

For shareholders who prefer the convenience of automation, our Auto-Access line offers:

            *24 - hour a day availability
            *latest closing price
            *automatic access to individual account balances and transactions

NOTE:   FAM FUNDS DOES NOT ALLOW TELEPHONE PURCHASES OR REDEMPTIONS.

FUND STATEMENTS AND REPORTS

Each Fund will mail an updated account statement anytime there is a transaction in your account. Additionally, account statements are mailed to all shareholders on a quarterly basis. Financial reports of the Funds are mailed to all shareholders twice a year as of June 30 and December 31.

SYSTEMATIC WITHDRAWAL PLAN

For your convenience you may elect to have automatic periodic redemptions from your account. Shareholders who wish to participate in the systematic withdrawal plan must complete the appropriate form and return it to FAM 30 days prior to the first scheduled redemption.

                                 ---------------
                                  FUND POLICIES

SIGNATURE GUARANTEES

For our mutual protection, signature guarantees may be required on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from "eligible guarantor institutions".

Eligible guarantor institutions include (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (4) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program.

A signature guarantee cannot be provided by a notary public.

Signature guarantees will be required under the following circumstances:

         1.  Redemption of Shares IF:

             * the value of shares being redeemed exceeds $25,000
             * payment is requested  payable to a payee other than the
               shareholder of record
             * payment is to be sent to an address other than the
               address of record
             * an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days
             * the shares are represented by a negotiable stock certificate

         2.  Transferring of Ownership and/or Account Name Changes

ADDRESS CHANGES

You may notify FAM of changes in your address of record either by writing us or calling our Shareholder Services Line. Because your address of record impacts every piece of information we send you, please notify us promptly. To protect you and FAM, all requests to redeem shares, the proceeds of which are to be paid by check, made within 30 days of our receipt of an address change (including redemption requests that are accompanied by an address change) must be made in writing, signed by each person in whose name the shares are owned, and all signatures must be guaranteed.

DISTRIBUTION OPTIONS

Investors who want dividend and/or capital gains distributions sent to them in cash rather than invested in additional shares must arrange this by making a request to FAM, such written request to include all necessary documentation to the complete satisfaction of FAM. Unless investors request cash distributions in writing at least 7 business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the Funds. Capital gains, if any, will be distributed in December. FAM Equity- Income will distribute net income dividends on a quarterly basis normally in March, June, September, and December.

TRANSFERRING OWNERSHIP OF SHARES

You may transfer ownership of your shares to another person or organization by written instructions to FAM Funds, signed by all owners and with signatures guaranteed. If the shares are represented by a negotiable stock certificate, the certificate must be returned with your transfer instructions.

                         -------------------------------
                         BACKUP WITHHOLDING INSTRUCTIONS

Shareholders are required by law to provide FAM with their correct Social Security or other Taxpayer Identification Number ("TIN"), regardless of whether they file tax returns. Failure to do so may subject a shareholder to penalties. Failure to provide a correct TIN or to check the appropriate boxes on the Account Application and to sign the shareholder's name could result in backup withholding by the Funds of an amount of income tax equal to 31% of distributions, redemptions, exchanges and other payments made to a shareholder's account. Any tax withheld may be credited against taxes owed on a shareholder's federal income tax return.

If a shareholder does not have a TIN, the shareholder should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished.

If a shareholder has been notified by the IRS that the shareholder is subject to backup withholding because the shareholder failed to report all interest and dividend income on his, her or its return, and the shareholder has not been notified by the IRS that such withholding should cease, the shareholder should complete the Account Application accordingly.

If a shareholder is exempt from backup withholding, the shareholder should provide proof of such exemption in a form acceptable to FAM. Exempt recipients include: certain corporations, certain tax-exempt entities, certain tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

Payments reported by FAM Funds that omit your Social Security or Tax Identification Number will subject the Funds to a penalty of $50. This $50 charge will be deducted from your account if you fail to provide the certification by the time the report is filed. The penalty charge is not refundable.

                             -----------------------
                             PERFORMANCE INFORMATION

FAM may include the yield and total return of its Funds in advertisements or reports to shareholders or prospective investors. Quotations of average returns will be expressed in terms of average annual compounded rate of return on a hypothetical investment in each Fund over periods of one, five, and ten years (up to the life of the Fund), and will assume that all dividends and distributions are reinvested when paid. Total return may be expressed in terms of the cumulative value of an investment in each Fund at the end of a defined period of time. Quotations of yield for the Funds will be based on the investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

                     --------------------------------------
                     FEDERAL INCOME TAX STATUS OF THE FUNDS

It is intended that each Fund will qualify for and elect the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code. To qualify each Fund generally must, among other things:
(1) distribute to its shareholders at least 90% of its investment company taxable income at least annually; (2) invest and reinvest so that less than 30% of its gross income is derived from sales of securities held less than three months; and (3) invest its portfolio so that, at the end of each fiscal quarter, certain asset diversifications tests are satisfied.

In general, when all or a portion of each Fund's income and gains are paid out to shareholders such distributions are construed to be dividends in the hands of shareholders, taxable in most instances as ordinary income. Such distributions are taxable to shareholders whether received as cash or as additional shares. Dividends designated as capital gain dividends are taxed to shareholders as long term capital gains, whether received as cash or as additional shares. Certain dividends declared in October, November, or December or a calendar year and payable to shareholders of record in such a month are taxable to shareholders as though received on December 31st of that year if paid to shareholder during January of the following calendar year. The information you will require in order to correctly report the amount and type of dividends and distributions on your tax return will be provided by each Fund early each calendar year, sufficiently in advance of the date for filing your tax return.

For additional information relating to taxes, see "Federal Tax Status" in the Statement of Additional Information.

                         -------------------------------
                         GENERAL INFORMATION AND CAPITAL

FAM Value Fund and FAM Equity-Income Fund are series of Fenimore Asset Management Trust, which was organized as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 18, 1986. The capitalization of Fenimore Asset Management Trust consists of an unlimited number of shares of beneficial interest. When issued, each share or fraction thereof is fully paid, non-assessable, transferable without restriction, and redeemable. As a Massachusetts business trust, the Funds are not required to hold annual meetings of shareholders. Trustees, however, will hold special meetings as required or as deemed desirable for the election of trustees or the possible change of fundamental policies. Under the provisions of the Funds' Declaration of Trust all shares are of the same class, and each full share has one vote. All shareholder inquiries should be directed to FAM Funds, at the address and telephone number listed on the cover of this Prospectus.

                                 --------------
                                  FUND AUDITORS

McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017 has been appointed as the independent certified public accountant and auditor for FAM Funds.

                         ------------------------------
                         DISTRIBUTOR AND TRANSFER AGENT

Fenimore Asset Management Trust, 111 North Grand Street, P.O. Box 399, Cobleskill, NY 12043, telephone number (800) 932-3271, acts as distributor of all shares issued and acts as transfer agent for all shares outstanding of FAM Funds.

                           --------------------------
                           SHAREHOLDER SERVICING AGENT

FAM Shareholder Services, Inc. serves as FAM's shareholder servicing agent and, as such, provides various services in connection with the establishment and maintenance of shareholder accounts. For its services, FAM Shareholder Services, Inc. receives a monthly fee of $1.75 per shareholder account. FAM Shareholder Services, Inc. also serves as fund administrative agent for each of the Funds and provides various administrative and accounting services to the Funds at an annual rate of 0.025% of each Fund's average daily net assets.

                               ------------------
                               BROKER ALLOCATIONS

The placement of orders for the purchase and sale of portfolio securities will be made under the control of the Advisor, subject to the overall supervision of the Board of Trustees. All orders are placed at the best price and best execution obtainable, except that the Advisor shall be permitted to select brokers who provide economic, corporate and investment research services if in the opinion of FAM's management and Board of Trustees, such placement serves the best interests of shareholders. Commissions paid to firms supplying such research may include the cost of such services. It is the policy of Fenimore Asset Management Trust, as approved by the Board of Trustees, to combine orders of the FAM Funds with those of the Advisor's clients, where possible and in a manner designed to be equitable to each party.

                                           FAM
INVESTMENT ADVISOR                         FUND
Fenimore Asset Management, Inc.         PROSPECTUS
Cobleskill, NY                          May 1, 1997

CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY

INDEPENDENT AUDITORS                        A
McGladrey & Pullen, LLP                    100%
New York, NY                              No-Load
                                           Fund
TRUSTEES
Roger A. Hannay
John W. Krueger, CLU
Thomas O. Putnam
Diane C. Van Buren
Bernard H. Zais, CLU
Dr. Joseph J. Bulmer

LEGAL COUNSEL
Dechert Price & Rhoads
Washington, DC

SHAREHOLDER SERVICING AGENT
FAM Shareholder Services, Inc.
Cobleskill, NY






                    FAM FUNDS
                    111 North Grand Street
                    P.O. Box 399
                    Cobleskill, NY  12043
                    (800) 932-3271
                                                                 FAM FUNDS
                                                              P.O. Box 399
                                                      Cobleskill, NY 12043
                                                            (800) 932-3271

                       STATEMENT OF ADDITIONAL INFORMATION
                                       for

                                    FAM FUNDS

-------------------------------------------------------------------------------
           111 North Grand Street, P.O. Box 399, Cobleskill, NY 12043
                        Telephone Number (800)-932-3271

                           A "FAM"ILY of NO-LOAD FUNDS

                                  May 1, 1997

-------------------------------------------------------------------------------

FAM FUNDS ["FAM"], a family of no-load mutual funds, currently offers two diversified open-end, no-load mutual funds. Each Fund is a separate investment series of Fenimore Asset Management Trust which is registered with the Securities and Exchange Commission ( SEC ) as an open-end management inestment company.

This Statement of Additional Information is not a Prospectus but rather should be read in conjunction with the Prospectus dated the same date. A copy may be obtained without charge from FAM by calling or writing its corporate offices at the address and telephone number herein noted.

                         Table of Contents

         Investment Objective and Policies                      2
         Investment Restrictions                                3
         History and  Background of Investment Advisor          5
         Board of Trustees and Officers                         7
         Brokerage Allocations                                  8
         Net Asset Value Calculation                            8
         Purchase of Shares                                     9
         Redemption of Shares                                  10
         Performance Information                               11
         Financial Statements                                  11
         Federal Tax Status                                    12
         Appendix                                              13

Investment Advisor:
Fenimore Asset Management, Inc.
118 North Grand Street
Cobleskill, NY   12043

                     INVESTMENT OBJECTIVE AND POLICIES

FAM offers two mutual funds with distinctly different investment objectives. FAM Value Fund has an investment objective to maximize long term total return on capital. FAM Equity-Income has an investment objective of providing current income as well as long term capital appreciation by investing primarily (at least 65% of it total assets) in income-producing equity securities. Normally investments will be concentrated in common stocks unless the stock market environment has risen to a point where the advisor to the Fund, Fenimore Asset Management, Inc., ("Fenimore"), can no longer find securities that have been determined by FAM to be undervalued. During such periods investments will be made in fixed-income investments until such time as more attractive common stocks can be found for purchase.

It is the opinion of FAM that the  objectives of its funds are  achievable  when common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, FAM will be seeking to invest assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole, based upon current and/or potential future earnings of the company; (b) high total returns on capital and with low debt structures; and (c) sell at a market price per share that is near or at a discount to the per share book value -- an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or even several of the above characteristics.

FAM believes that the success of a stock that has some of the above characteristics is dependent upon and invariably a reflection of the quality of management. Therefore, FAM spends time in an attempt to assess management's ability prior to making a commitment to its shares with Fund assets. The assessment may include an analysis of historical financial achievements of the company, direct discussions with management by telephone or in person, visitations to the company, conversations with security analysts who actively follow the company for investment brokerage firms, and discussions with competitors, suppliers, and customers of the company. While FAM feels this assessment technique to be clearly instrumental to the success of the investment, it should be recognized that judgments made by FAM are purely subjective in nature. Therefore, there can be no assurance that FAM will be successful in achieving its investment objectives for the Funds.

It is FAM's belief that the objectives of its funds can only be achieved consistently over a long investment horizon. Typically, this will mean that a stock may be held for a three-to-five year period or longer if FAM, by its own determination, feels that the recognition of true business worth has not yet been attained in the stock's current market quotation. Thus, the Funds serve little purpose for investors who wish to take advantage of short term fluctuations in net asset values per share.

From time to time, FAM may also choose to invest some or all of its assets in fixed-income investments of the types more fully described in the Funds Prospectus dated this same date. Such investments will be purchased and held during periods when FAM is unable to find stocks that it believes have return expectations commensurate with the risks that must be assumed by their continued retention.

FAM recognizes that while the Funds remain small in size FAM may have greater flexibility in achieving its objectives. However, as the Funds grows in size, it may become more difficult for FAM to find securities to invest in that meet the objectives of the Funds. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, FAM reserves unto itself the right to limit the asset size of its Funds by discontinuing sales of its shares at any time. The Board of Trustees of FAM Funds may suspend sales whenever, in its collective wisdom, it believes it necessary in order for FAM to continue to adhere to its stated objectives, or that for other reasons it would be in the best interests of Fund shareholders to do so. While sales are suspended, existing shareholder accounts will be able to continue to reinvest their dividends and will be able to continue to redeem their shares.

It should be clear to investors in FAM Funds that FAM believes income is an important factor in achieving its objecives. Fenimore is aware that annual distributions of capital gains and dividend/interest income earned on shares may result in a shareholder paying additional federal, state and/or local income taxes. (See Federal Tax Status on Page 15). Fund shareholders should understand that when Fenimore makes investment decisions, such tax considerations will be secondary to its objective of attempting to maximize total return. This policy is partly based upon a belief by Fenimore that such taxes and tax rates have little or no bearing on an individual company's attractiveness as an investment. It is also founded on Fenimore's belief that tax rates in general, are, or should be, of declining importance to the investment decision-making process, viewed in its widest sense. Tax deferred portfolios, like IRA and pension monies, are ideally suited for investment in shares of FAM Funds for these reasons.

At the present time FAM has no authority to write, buy or sell options or futures against its share positions and any change in this investment approach would be considered a material change and must first be obtained from shareholders by consent of a majority of the votes cast. It has no plans at this time to deal in the options markets or to seek authorization from shareholders to do so.

                          INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares in accordance with requirements under the Investment Company Act of 1940. Accordingly, no FAM Fund will:

(A)     Invest in the purchase and sale of real estate.

(B)     Invest  in   commodities   or  commodity   contracts,   restricted
        securities, mortgages, or in oil, gas, mineral or other exploration or development programs.

(C) Borrow money, except for temporary purposes, and then only in amounts not to exceed in the aggregate 5% of the market value of its total assets taken at the time of such borrowing.

(D) Invest more of its assets than is permitted under regulations in securities of other registered investment companies, which restricts such investments to a limit of 5% of Fund assets in any one registered investment company, and 10% overall in all registered investment companies, in no event to exceed 3% of the outstanding shares of any single registered investment company.

(E) Invest more than 5% of its total assets at the time of purchase in securities of companies that have been in business or been in continuous
        operation   less  than  3  years,   including  the   operations  of  any
        predecessor.

(F)     Invest or deal in securities which do not have quoted markets.

(G) Own more than 10% of the outstanding voting securities of any one issuer or company, nor will it, with at least 75% of its total assets, invest more than 5% of its assets in any single issue, valued at the time of purchase. This restriction shall not be applicable for investments in U.S. government or agency securities.

(H) Invest more than 25% of its assets valued at the time of purchase in any one industry or similar group of companies, except U.S. government securities.

(I) Maintain margin accounts, will not purchase its investments on credit or margin, and will not leverage its investments, except for normal transaction obligations during settlement periods.

(J) Make any investment for the purpose of obtaining, exercising or for planning to exercise voting control of subject company.

(K)     Sell securities short.

(L) Underwrite or deal in offerings of securities of other issuers as a sponsor or underwriter in any way. (Note: FAM may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)
(M) Make loans to others or issue senior securities. For these purposes the purchase of publicly distributed indebtedness of any kind is excluded and not considered to be making a loan.

In regard to the restriction marked as item (D) above, FAM plans to utilize computerized cash management services offered by its custodian, which services presently include reinvesting overnight and short term cash balances in shares of other registered investment companies, better known as "money market funds", whose primary objective is safety of principal and maximum current income from holding highly liquid, short term, fixed investments, principally U.S. government and agency issues. FAM will not be acquiring such shares as permanent investments but rather will be utilizing such services solely for convenience and efficiency as it tries to keep short term monies invested at interest only until such time as more permanent reinvestment can practically be made in the ordinary course of business. In any case, FAM shall not invest a greater percentage of its assets than is permitted by regulation, which is presently 5% of its total assets in any single fund nor more than

10% of its total assets in funds overall.

               HISTORY AND BACKGROUND OF INVESTMENT ADVISOR

The investment advisor to the FAM Funds is Fenimore Asset Management, Inc., ("Fenimore"). The company is a New York corporation presently in business and practicing as an "Investment Advisor" and registered under the Investment Advisors Act of 1940 with the Securities and Exchange Commission and with the New York State Attorney General. Fenimore is majority owned by Mr. Thomas O. Putnam, its principal officer, who is also the principal officer and a trustee of FAM Funds. FAM was incorporated November 20, 1974, and has been continuously offering investment advisory services since the date of its formation under the direction and control of Mr. Putnam. The principal activity of Fenimore since 1974 has been to provide investment advisory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retirement plans, corporations, and non-profit organizations generally located in the service area that includes the continental U.S.

Mr. Thomas O. Putnam, Fenimore's principal investment professional, has been employed or active as an investment advisor since 1974, managing investment accounts for clients. He has held responsibilities as President and Director of Fenimore's investment management and research activities. Mr. Putnam completed his undergraduate studies at the University of Rochester, Rochester, NY, from which he earned a Bachelor of Arts Degree in Economics in 1966. He completed graduate work at Tulane University, New Orleans, Louisiana, from which he received an MBA in 1968. Diane C. Van Buren, co-manager of FAM Value Fund, is employed by Fenimore as Investment Management Associate. She has been actively involved in investment and portfolio management and research activities since 1980. Paul C. Hogan, CFA, co-manager of FAM Equity-Income, is also employed by Fenimore as Investment Research Analyst. He has been actively involved in investment research activities since 1991. Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients.

Since 1974, Fenimore, under the control and supervision of Mr. Putnam, has utilized a value investment approach for each client and/or each account. In the opinion of Fenimore, the objectives of FAM Funds can only be met if companies can be purchased at a significant discount from what Fenimore views as their true business worth. In this regard a company is researched almost as if the entire company could be purchased at current stock market prices. Although it will never be the intention of FAM to purchase controlling interests in any such company, it is Fenimore s belief that this fundamental valuation approach removes emotionality from the investment decision-making process and minimizes the long term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have: (1) demonstrated records of above-average growth of sales and earnings over the past 5 to 10 year span and are selling at a price which Fenimore believes is at a discount from the true business worth of the company; (2) become severely depressed in the market because of adverse publicity and are thus selling at a deep discount to the perceived future potential value of the company; (3) the capability of achieving accelerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take two to five years or longer to be realized in the stock market.

It is the intention of Fenimore to advise FAM to attempt to follow a similar, though not exactly identical, approach. The primary difference is expected to be that FAM will be freer to sell shares of issues that have achieved price targets and intends to do so, regardless of tax implications. Investment portfolios for individuals tend to be more constrained by such tax considerations under existing tax laws, thus turnover is most often at a rate that is well below published investment industry averages.

Fenimore will not invest assets of any other managed account in shares of FAM Funds except as directed in writing by a person unaffiliated to the Funds or to Fenimore, having authority to make such direction. Fenimore, as investment advisor to the FAM Funds, renders such services under contract that provides for payment to Fenimore of a fee, calculated daily and paid monthly, at the rate of 1% per annum of each Funds net assets, which rate is consistent with that being charged by Fenimore to manage its other client accounts but which is higher than the fee charged by most other investment companies. This contract is subject to the approval annually by FAM Fund's Board of Trustees and is terminable upon 30 days written notice, one party to the other. With respect to FAM Value Fund, the total investment advisory fees paid by FAM Value Fund to Fenimore during each of the last three fiscal years is as follows: $2,020,390 in investment advisory fees were paid by FAM Value Fund for the fiscal year ended December 31, 1994; $2,395,056 in investment advisory fees were paid by FAM Value Fund for the fiscal year ended December 31, 1995; and $2,578,433 in investment advisory fees were paid by FAM Value Fund for the fiscal year ended December 31, 1996. With respect to FAM Equity-Income Fund, the total investment advisory fees paid by
FAM Equity-Income Fund to Fenimore for the period from April 1, 1996 (commencement of operations) to December 31, 1996, was $12,076.


Each FAM Fund is responsible for the fees of independent accountants, brokerage fees and the cost of a surety bond, as required by the Investment Company Act of 1940. Expenses of "interested" trustees shall always remain the responsibility of the investment advisor. FAM is responsible for the cost of its operation, including routine administrative expenses of mailing proxies and shareholder notices/reports, computer services and for record-keeping the shareholder ledgers and books. All employees of the investment advisor who perform duties for FAM shall remain employees of the investment advisor, who shall bear all employment costs of such staff. If Fenimore ceases to operate for any reason or
assigns  the  contract,  such  contract  is  automatically   terminated.

                                BOARD OF TRUSTEES

The names of Board of Trustees of the FAM Funds, and their respective duties and affiliations are as follows:


                         Primary Occupation;
Name, Address, and Age   Business Affiliations         Position with the Fund
-------------------------------------------------------------------------

Thomas O. Putnam*        Chairman, Treasurer           Chairman of Board
P.O. Box 310             Fenimore Asset Mgmt.          President
Cobleskill, NY  12043
Age: 52

Diane C. Van Buren*      Investment  Management        Secretary
P. O. Box 310            Associate, Fenimore           Trustee
Cobleskill, NY 12043     Asset Mgmt.
Age: 39

John W. Krueger, CLU*    General Agent,                Trustee
P.O. Box 389             Krueger Ross Agency:
Albany,  NY  12201       Director, Fenimore Asset Mgmt.
Age:  58

Bernard H. Zais, CLU     President, Zais Group         Trustee
PO Box 630
Colchester, VT  05446
Age: 81

Roger A. Hannay          President,                    Trustee
2440 Airport Road        Hannay Reels, Inc.
Westerlo, NY  12193
Age:  55

Joseph J.  Bulmer        Retired President,            Trustee
7 Sultana Street         Hudson Valley Community
Saratoga Springs,        College
NY 12866
Age: 68


*Interested persons as defined under the 1940 Act.
Officers and Trustees of the FAM Funds own less than 1% of each Fund s shares outstanding.


Trustees of the FAM Funds not affiliated with Fenimore receive from FAM Funds a fee of $800 for each Board of Trustees meeting, $2,000 annual retainer, $500 for each committee meeting, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with Fenimore do not receive compensation from FAM Funds.

For the fiscal year ended December 31, 1996, the Trustees received the following compensation from the Fund and from certain other investment companies (if applicable) that have the same investment advisor as the Fund or an investment advisor that is an affiliated person of the Fund's investment advisor:




Name of   Aggregate      Pension or          Est. Annual         Total
Trustee   Compensation   Retirement          Benefits upon       Compensation
          from the Fund  Benefits            Retirement          from Registrant
                         Accrued as Part                         and Fund
                         of Fund                                 Complex Paid to
                         Expenses                                Trustees
-------   -------------  ---------------     -------------       --------------


Thomas O.  $0            $0                  $0                  $0
Putnam


John W.    $4,900        $0                  $0                  $4,900
Krueger


Bernard H. $4,100        $0                  $0                  $4,100
Zais


Roger A.   $4,900        $0                  $0                  $4,900
Hannay


Joseph J.  $1,300        $0                  $0                  $1,300
Bulmer.


Diane C.   $0            $0                  $0                  $0
Van Buren




                              BROKERAGE ALLOCATIONS

It is Fenimore's policy to allocate brokerage business to the best advantage and benefit of its shareholders. All securities transactions are made so as to obtain the most efficient execution at the lowest transaction cost. Nothing in this policy, however, is to be construed to prohibit Fenimore from allocating transactions to firms whose brokerage charges may include the cost of providing investment advisory or research or other legally permitted services which Fenimore deems to be necessary and/or valuable to the successful management of its assets. Each buy or sell order will be placed according to the type, size and kind of order involved and as each condition may demand, so as to attempt to secure the best result for Fenimore and Fund shareholders, all factors considered. For the fiscal years ending December 31, 1996, 1995, and 1994 respectively, aggregate commissions paid totalled $119,849, $28,512, and $37,604 for FAM Value Fund. FAM Equity-Income, for the fiscal year ending December 31, 1996, aggregate commissions paid totalled $3,217.

                      NET ASSET VALUE CALCULATION

The net asset value per share is computed by dividing the aggregate market value of a Fund s assets daily, less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange ("NYSE"), which currently is 4:00 p.m. (New York City time), on each day the New York Stock Exchange is open and on any other day in which there is a sufficient degree of trading in Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Years Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board of Trustees if it is the belief of the Board of Trustees that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board of Trustees determines that such is not a fair value.

The sale of shares of FAM Funds will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the Securities and Exchange Commission, or may be suspended by the Board of Trustees whenever in its sole judgment it believes it is in the best interest of shareholders to do so.

                           PURCHASE OF SHARES

To begin an investment in FAM Funds the following minimum initial investments must be met. All subsequent investments to an existing account require a minimum of $50.

                                        FAM Value Fund  FAM Equity-Income Fund*
-------------------------------------------------------------------------------
To open a new account                          $2,000                 $10,000
To open a new retirement account
  {IRA, SEP, or 403(b)(7)}                     $  100                  $2,000
To open a Uniform Transfer to Minors  (UTMA) or
  Uniform Transfer to Minors (UGMA) account    $  500                 $10,000
To open a new account with FAMVest**           $  500                 $10,000



  *Due  to  the  investment   objective  of  FAM  Equity-Income   Fund,  minimum
investments in this Fund are higher than those of FAM Value Fund.

  **FAMVest is FAM Fund's Automatic Investment Plan which requires the systematic addition of at least $50 per month, as described below. Please refer to "Redemption of Shares" on page 13. To begin an investment in the Fund the following minimum initial investments must be met depending on account type. All subsequent investments to an existing account require a minimum of $50.


To establish an account, complete and sign the appropriate application and mail it, along with your check to FAM Funds, P.O. Box 399, Cobleskill, NY 12043. Checks should be made payable to the appropriate fund. A copy of the application form is available to prospective investors upon request to FAM Funds, which is the sole distributor of Fund shares. The offering price of such purchases will be at the net asset value per share next determined after receipt by FAM of a valid purchase order. The date on which the application is accepted by FAM and the net asset value determination at the close of business on that date shall determine the purchase price and shall normally be the purchase date for shares. FAM reserves the right to withhold or reject requests for purchases for any reason, including uncollectible funds. Cash will not be accepted. In the event of a cancellation of any purchase due to uncollectible funds, the purchaser shall be liable for all administrative costs incurred and for all other losses or charges for such invalid transfer and/or purchase.

Subsequent Purchases: Purchases of shares made subsequent to an initial purchase may be made by mail to FAM at its current address. All subsequent purchases must be made in amounts of no less than $50, and such amounts shall be due and payable in good funds to FAM on the purchase date.

Reinvestment: FAM Funds will automatically reinvest all dividend distributions to shareholders in additional shares of the Fund at net asset value as next determined as of the close of business on the payment date of such dividend distribution, unless otherwise instructed by the shareholder in writing prior to the record date for such distributions.

Fractional Shares: When share purchases or redemptions are made or when cash is requested by a shareholder, shares will be issued or redeemed respectively, in fractions of a share, calculated to the third decimal place. (Example: $2,000 invested in shares at a net asset value of $11.76 per share will purchase 170.068 shares.)


                          REDEMPTION OF SHARES

Shareholders may sell all or a portion of their shares to FAM on any day that NAV is calculated and such redemptions will be made in the manner as described in detail in the Funds Prospectus. All redemptions are subject to the terms and conditions as set forth therein. FAM shall have the right to refuse payment to any registered shareholder until all legal documentation necessary for a complete and lawful transfer is in the possession of FAM or its agents, to the complete satisfaction of FAM Funds and its Board of Trustees.


                       PERFORMANCE INFORMATION

The Funds may, from time to time, include their total return in advertisements or reports to Shareholders or prospective investors. Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. FAM Value Fund's average annual total return for the one-, five-, and ten-year (lifetime) periods ended December 31, 1996 was 11.2%, 12.3%, and 12.9% respectively. FAM Equity-Income Fund, from April 1, 1996 (inception) to December 31, 1996 was 11.9%.

Quotations of yield for a FAM Fund will be computed by dividing the net investment income per share earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                   6
  Yield = 2[(a-b+1)-1]
             --
             cd

Where: a    =    dividends and interest earned during the period.

       b    =    expenses accrued for the period (net of reimbursements).

       c    =    the average  daily  number of Shares  outstanding  during the period that were entitled to receive dividends.

       d    =    maximum offering price per Share on the last day of the period.


Performance information for any FAM Fund may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, or other unmanaged indices so that investors may compare Fund results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general;
(ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the Funds reflect only the performance of a hypothetical investment in the Funds during the particular time period on which the calculation are based. Performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                              FINANCIAL STATEMENTS

The Financial Statements of each Fund are included in its 1996 Annual Report to Shareholders and are incorporated by reference into this Statement of Additional Information. Copies of the Financial Statements may be obtained upon request and without charge from FAM at the address and telephone provided on the cover of this Statement of Additional Information.


                               FEDERAL TAX STATUS

It is intended that FAM will qualify for and elect the special treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code. In any fiscal year in which the Funds qualify, the Funds (but not their shareholders) will be generally relieved of paying Federal income taxes on its income and gains it pays as dividends to shareholders. In order to avoid a 4% Federal excise tax, FAM intends to distribute each calendar year substantially all of its income and gains. Dividends paid to shareholders by each Fund are in effect distributions of income and gains. Dividends paid, by each Fund, from net investment income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of how long the shareholder has held the Fund s shares. The tax treatment of dividends treated as ordinary income or long term capital gain will be the same whether the shareholder receives them in cash or elects to have them reinvested in additional shares.

From the standpoint of the shareholder who sells shares back to FAM as a redemption, the tax treatment will depend upon whether or not the investment is considered a capital asset in the hands of the shareholder. In most cases this would be true, and in that event, a sale by a shareholder of shares will be treated as a capital gain or loss for tax purposes. Advice from shareholder's own tax counsel is recommended regarding the taxability of distributions and redemptions. For tax purposes FAM shall endeavor to notify all shareholders near the beginning of each calendar year of all amounts and types of dividends and distributions paid out during the prior calendar year.

The preceding discussion relates only to Federal income taxes. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to FAM or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in FAM.

                                    APPENDIX

Bond Rating Categories as Defined by Standard & Poor's (S & P) are quoted in part and inserted herein for the information of potential investors in the FAM Funds as a reference as follows:

An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or availability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
II.   Nature of and provisions of the obligor;
III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors rights.

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements

                  (1)     Included in Part A:
                          Selected Financial Information for FAM Value Fund and FAM Equity-Income Fund

                  (2)     Incorporated by reference in Part B:
                          Financial Statements for FAM Value Fund and FAM Equity-Income Fund

         (b)      Exhibits

                  (1)     Declaration of Trust (1)

                  (2)     By-Laws (1)

                  (3)     Not Applicable

                  (4)     Specimen Share Certificate(1)

                  (5)(a) Investment Advisory Agreement between Registrant and Fenimore Asset Management, Inc. with respect to FAM Value Fund(1)

                     (b) Investment Advisory Agreement between Registrant and Fenimore Asset Management, Inc. with respect to FAM Equity-Income Fund(1)

                  (6)      Not Applicable

                  (7)      Not Applicable

                  (8) Custodian Agreement between Registrant and the Chase Manhattan Bank, N.A.(1)

                  (9)(a)   Shareholder Services Agreement(1)
                     (b)   Fund Accounting Agreement(1)

                 (10)     Opinion and consent of Counsel(2)

                 (11)     Consent of Independent Auditors

                 (12)     Not Applicable

                 (13)     Not Applicable

                 (14)     Not Applicable

                 (15)     Not Applicable

                 (16)     Computation of Performance

                 (27)     Financial Data Schedules


----------------------
(1)  Filed previously and incorporated by reference herein.
(2)  Filed with Registrant's Rule 24f-2 Notice filed on February 24, 1997.


Item 25.  Persons Controlled by or Under Common Control with Registrant

                  Not applicable.

Item 26.  Number of Record Holders

          As of April 29, 1997, the number of recordholders of each Fund was as follows:

          FAM Value Fund                              13,530

          FAM Equity-Income Fund                         141

Item 27.  Indemnification

          Reference is made to Article IV, Section 4.3, of the Registrant's Declaration of Trust.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser
          Fenimore Asset Management, Inc. serves as the investment adviser for the Registrant. The business and other connections of Fenimore Asset Management, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Fenimore Asset Management, Inc. as currently filed with the SEC which is incorporated by reference herein.

Item 29.  Principal Underwriter

          Not Applicable.

Item 30.  Location of Accounts and Records

          The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Fenimore Asset Management, Inc., and FAM Shareholder Services, Inc., 118 North Grand Street, Cobleskill, New York 12043.

Item 31.  Management Services

          Not Applicable.

Item 32.  Undertakings.

          (a)  Not Applicable.

          (b)  Registrant  undertakes  to furnish each
               person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge, in the event that the information called for by Item 5A of Form N-1A has been presented in the Registrant's latest annual report to shareholders.

          (c)  Registrant  undertakes to call a meeting
               of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES



          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 30th day of April, 1997.

                                      FENIMORE ASSET MANAGEMENT TRUST



                                       By:   /s/Thomas O. Putnam
                                             Thomas O. Putnam, President*



*By:   /s/ Patrick W.D. Turley
       Patrick W.D. Turley, as attorney-in-fact


          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                       Title                                 Date
---------                       -----                                 ----


/s/Thomas O. Putnam            President and                     April 30, 1997
Thomas O. Putnam*              Chairman of the
                               Board of Trustees
                               (Principal Executive
                               Officer)


/s/John W. Krueger             Trustee                          April 30, 1997
John W. Krueger*



/s/Bernard H. Zais             Trustee                           April 30, 1997
Bernard H. Zais*



/s/Roger A. Hannay             Trustee                           April 30, 1997
Roger A. Hannay*



/s/Joseph J. Bulmer            Trustee                           April 30, 1997
Joseph J. Bulmer**



/s/Diane C. Van Buren          Trustee and Treasurer             April 30, 1997
Diane C. Van Buren*            (Principal Financial
                               and Accounting Officer)



*By:     /s/Patrick W.D. Turley
         Patrick W.D. Turley
         as attorney-in-fact

* Pursuant to power of attorney filed with Post-Effective Amendment No.12 as filed on April 29, 1994.

**       Pursuant to power of attorney filed herewith.


                                POWER OF ATTORNEY



          KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Diane C. Van Buren, Herbert L. Shultz, Jr., Allan S. Mostoff and Patrick W.D. Turley, and each of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstution for him in his name, place, and stead, to sign any and all registration statements applicable to Fenimore Asset Management Trust and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, or the securities administrator of any jurisdiction, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to done by virtue hereof.


         November 12, 1996                       /s/ Joseph J. Bulmer
                                                 Joseph J. Bulmer

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS
                                      FILED
                                      WITH

                         POST-EFFECTIVE AMENDMENT NO. 21
                                     TO THE
                             REGISTRATION STATEMENT

                                       OF

                         FENIMORE ASSET MANAGEMENT TRUST

                                INDEX TO EXHIBITS
                      (FOR POST-EFFECTIVE AMENDMENT NO. 21)
                       -----------------------------------

EXHIBIT NO.
UNDER PART C
OF FORM N-1A                                NAME OF EXHIBIT
------------                                ---------------
11                                          Consent of Independent Auditors

16                                          Calculation of Performance Data

27                                          Financial Data Schedules